Subsequent Events (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Current Assets
Cash and cash equivalents	$ 175,888	$ 1,477,229	$ 7,869	$ 36,898	$ 36,121
Prepaid expense	90,000	21,569		15,995
Total Current Assets	541,679	1,498,798		52,893
Other Assets
Property and equipment, net	126,164	57,407		62,569
Total Assets	4,137,444	1,556,205		5,218,308
Current Liabilities:
Accounts payable and accrued liabilities	2,174,830	542,035		481,412
Note payable		277,270		262,040
Note payable, shareholder	3,711,173	3,603,446		2,784,000
Unsecured convertible notes, net of discount	1,695,849	67,858
Services payable, related party		239,080		1,000,000
Total Current Liabilities	8,052,466	4,729,689		4,877,311
Unsecured convertible notes - related party, net of discount		11,668
Unsecured convertible notes, net of discount and current maturities		220,540		110,273
Total Liabilities	8,052,466	4,961,897		4,987,584
Stockholders' Deficit:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 35,332,325 shares issued and outstanding.	36,040	34,666		30,666
Additional paid in capital	31,262,014	24,655,532		14,046,229
Accumulated deficit	(35,213,076)	(28,095,890)		(13,846,171)
Total stockholders' deficit	(3,915,022)	(3,405,692)		230,724	$ 2,403,311
Total Liabilities and Stockholders' Deficit	$ 4,137,444	1,556,205		$ 5,218,308
Pro Forma [Member]
Current Assets
Cash and cash equivalents		1,477,229
Prepaid expense		21,569
Total Current Assets		1,498,798
Other Assets
Property and equipment, net		175,407
Intangibles		3,222,000
Total Assets		4,896,205
Current Liabilities:
Accounts payable and accrued liabilities		542,035
Note payable		277,270
Note payable, shareholder		3,603,446
Unsecured convertible notes, net of discount		67,858
Services payable, related party		239,080
Total Current Liabilities		4,729,689
Unsecured convertible notes - related party, net of discount		11,668
Unsecured convertible notes, net of discount and current maturities		220,540
Total Liabilities		4,961,897
Stockholders' Deficit:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 35,332,325 shares issued and outstanding.		35,332
Additional paid in capital		27,994,866
Accumulated deficit		(28,095,890)
Total stockholders' deficit		(65,692)
Total Liabilities and Stockholders' Deficit		$ 4,896,205